TRADE ACCOUNTS PAYABLE (Tables)	6 Months Ended
Jun. 30, 2022
TRADE ACCOUNTS PAYABLE
Schedule of trade accounts payable

	June 30,	December 31,
	2022	2021
In local currency
Related party (Note 11.1) (1)	4,230	6,288
Third party	3,182,641	2,677,052
In foreign currency
Third party	849,543	605,557
	4,036,414	3,288,897

1)	The balance refers, substantially, to transactions with Ibema Companhia Brasileira de Papel.